Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
T-REX 2X LONG MSTR DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X LONG MSTR DAILY TARGET ETF
Class Name	T-REX 2X LONG MSTR DAILY TARGET ETF
Trading Symbol	MSTU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-Rex 2X Long Mstr Daily Target Etf for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/mstu/. You can also request this information by contacting us at (833) 759-6110.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/mstu/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long Mstr Daily Target Etf	$50	1.05%¹

¹ Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.05%	[1]
Material Change Date	Nov. 20, 2025
Net Assets	$ 306,980,585
Holdings Count	8
Advisory Fees Paid, Amount	$ 3,555,538
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Net Assets	$306,980,585
Number of Holdings	8
Total Net Advisory Fee	$3,555,538
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of February 28, 2026)

Market Exposure

Total Return Swap Contracts: 200.00%

Exchange Traded Funds:             0.00%[2]

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

[2] Less than 0.005%.

Portfolio Composition

Cash	102.13%
Derivatives	5.75%
Exchange Traded Funds	0.00%[2]
Liabilities in Excess of Other Assets	-7.88%

[2] Less than 0.005%.

Exposure Basis Explanation [Text Block]

Market Exposure

Total Return Swap Contracts: 200.00%

Exchange Traded Funds:             0.00%[2]

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Material Fund Change [Text Block]

Material Changes

Reverse Stock Split

On November 20, 2025, the Board of the Trust approved a reverse stock split for the Fund at a split ratio of 1:10. The Creation Unit size for each Fund remains at 10,000 shares per unit. The record date for the reverse stock split was December 1, 2025, and the reverse stock split was effectuated after the close of trading on December 2, 2025. Shares of the Fund began trading on a split-adjusted basis on December 3, 2025.

T-REX 2X INVERSE MSTR DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X INVERSE MSTR DAILY TARGET ETF
Class Name	T-REX 2X INVERSE MSTR DAILY TARGET ETF
Trading Symbol	MSTZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-Rex 2X Inverse Mstr Daily Target ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/mstz/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/mstz/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Inverse MSTR Daily Target ETF	$92	1.05%¹

¹ Annualized.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.05%	[2]
Net Assets	$ 93,591,793
Holdings Count	4
Advisory Fees Paid, Amount	$ 514,026
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Net Assets	$93,591,793
Number of Holdings	4
Total Net Advisory Fee	$514,026
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of February 28, 2026)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	92.76%
Other Assets Net of Liabilities	15.10%
Derivatives	-7.86%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% “Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
T-REX 2X Long NFLX Daily Target ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X Long NFLX Daily Target ETF
Class Name	T-REX 2X Long NFLX Daily Target ETF
Trading Symbol	NFLU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-Rex 2X Long NFLX Daily Target ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/nflu/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/nflu/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long NFLX Daily Target ETF	$41	1.05%[1]

¹ Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	1.05%	[3]
Net Assets	$ 54,023,160
Holdings Count	2
Advisory Fees Paid, Amount	$ 201,388
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Net Assets	$54,023,160
Number of Holdings	2
Total Net Advisory Fee	$201,388
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of February 28, 2026)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	135.10%
Derivatives	28.67%
Liabilities in Excess of Other Assets	-63.77%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% “Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
T-REX 2X LONG SBET DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X LONG SBET DAILY TARGET ETF
Class Name	T-REX 2X LONG SBET DAILY TARGET ETF
Trading Symbol	SBTU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-Rex 2X Long SBET Daily Target Etf for the period of October 21, 2025 (Inception) to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/sbtu/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/sbtu/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long SBET Daily Target ETF	$31[1]	1.50%[2]

¹ Costs are for the period of October 21, 2025 to February 28, 2026. Costs for a full semi-annual period would be higher.

[2] Annualized.

Expenses Paid, Amount	$ 31	[4]
Expense Ratio, Percent	1.50%	[5]
Expenses Short Period Footnote [Text Block]	Costs are for the period of October 21, 2025 to February 28, 2026. Costs for a full semi-annual period would be higher.
Net Assets	$ 1,554,838
Holdings Count	2
Advisory Fees Paid, Amount	$ 11,367
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Net Assets	$1,554,838
Number of Holdings	2
Total Net Advisory Fee	$11,367
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of February 28, 2026)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	117.64%
Money Market Fund	2.14%
Liabilities in Excess of Other Assets	-1.49%
Derivatives	-18.29%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% “Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Costs are for the period of October 21, 2025 to February 28, 2026. Costs for a full semi-annual period would be higher.
[5]	Annualized.